Significant Accounting Policies (Details) - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Unrecognized tax benefits	$ 0		$ 0
Accrued interest or penalties on uncertain tax positions	0		$ 0
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Marketable securities held in trust account		$ 230,034,922
Marketable Securities Held in Trust Account, Description		The Company classifies its United States Treasury securities as held-to-maturity in accordance with Financial Accounting Standards Board (FASB) ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity.
Federal depository insurance coverage		$ 250,000
Unrecognized tax benefits	0
Accrued interest or penalties on uncertain tax positions	$ 0
Offering costs		13,109,495
Underwriting fee		4,600,000
Deferred underwriting fee		8,050,000
Other offering costs		459,495
Non-operating expense		529,112
Amount of component of stockholders equity		$ 12,580,383
Common stock warrants issued (in Shares)		18,100,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock warrants issued (in Shares)		6,600,000
B Ordinary Shares | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares subject to forfeiture	750,000